Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Accounts receivable, gross	$18,160	$9,484
Less: allowance for credit losses	—	(9,092)
Accounts receivable, net	$18,160	$392

For the year ended December 31, 2024, the Company wrote off accounts receivable of $9,092 against the allowance for credit losses.